Long-Term Debt (Details) $ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)
Long-Term Debt [Line Items]
Proceeds from long-term debt (in Dollars)	$ 228		$ 2,185		$ 35,682
Long-term debt, weighted average interest rate, at point in time		4.68%		4.69%	4.69%
SIF Loan [Member]
Long-Term Debt [Line Items]
Debt instrument, face amount (in Dollars)		$ 40,000
Proceeds from long-term debt (in Dollars)		$ 36,000
Long-term debt, principal and interest repayments, percentage of principal amount		150.00%
Long-term debt, repayment, number of annual installments		20
Interest expense, debt (in Dollars)	$ 312			$ 198
FedDev Loan [Member]
Long-Term Debt [Line Items]
Debt instrument, face amount (in Dollars)		$ 3,750
Proceeds from long-term debt (in Dollars)					$ 3,375
Long-term debt, repayment, number of monthly installments		60